Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2022
Accounting Changes And Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
2.	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

During February 2023, the Company identified errors in its previously issued financial statements. Specifically, (i) ratchet shares should have been be treated as a liability-classified free standing instrument instead of an embedded feature of the Company’s common shares, and (ii) the warrants issued to the Underwriters in connection with the Company’s IPO should have been liability classified instead of equity classified.

Due to these changes in the treatment of issuance of the ratchet shares and the warrants issued to the Underwriter in connection with the IPO, the Company corrected its financial statements as of and for the three and nine months ended September 30, 2022. As a result, the following items have been restated, (i) warrant liability which is included in total liabilities, (ii) additional paid-in capital, and (iii) accumulated deficit as of September 30, 2022, and (iv) change in fair value of warrant liability, (v) operating expense, and (vi) net loss and net loss per share for the three and nine months ended September 30, 2022.

The table below represents the balances of the affected accounts on the Condensed Consolidated Balance Sheet as of September 30, 2022, the Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2022, Statement of Changes in Condensed Consolidated Statements of Comprehensive Loss for the three and nine months Ended September 30, 2022, Condensed Consolidated Statement of Stockholders’ Equity for the three and nine months ended September 30, 2022, and the Condensed Consolidated Statement of Cash Flows for

the nine months ended September 30, 2022. The accompanying notes to the unaudited consolidated interim financial statements have been restated as applicable.

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of September 30, 2022
Warrant liability	$—	$215,705	$215,705
Total current and long term liabilities	$2,456,293	$215,705	$2,671,998
Additional paid-in capital	$51,467,127	$755,625	$52,222,752
Accumulated deficit	$(39,090,204)	$(971,330)	$(40,061,534)
Total stockholders equity	$12,326,372	$(215,705)	$12,110,667
Statement of Operations, Three Months Ended September 30, 2022
Ratchet share expense	$—	$1,099,360	$1,099,360
Loss from operations	$(3,996,226)	$(1,099,360)	$(5,095,586)
Change in fair value of warrant liability	$—	$128,030	$128,030
Other income (expense) net	$63,743	$128,030	$191,773
Net Loss	$(3,932,483)	$(971,330)	$(4,903,813)
Deemed dividend on ratchet shares	$(1,099,360)	$1,099,360	$—
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$(5,031,843)	$128,030	$(4,903,813)
Net loss per share; basic and diluted	$(0.49)	$0.01	$(0.48)
Statement of Operations, Nine Months Ended September 30, 2022
Ratchet share expense	$—	$1,099,360	$1,099,360
Loss from operations	$(10,881,828)	$(1,099,360)	$(11,981,188)
Change in fair value of warrant liability	$—	$128,030	$128,030
Other income (expense) net	$229,617	$128,030	$357,647
Net loss	$(10,652,211)	$(971,330)	$(11,623,541)
Deemed dividend on ratchet shares	$(1,099,360)	$1,099,360	$—
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$(12,202,149)	$128,030	$(12,074,119)
Net Loss per share; basic and diluted	$(1.40)	$0.01	$(1.39)
Statement of Changes in Condensed Consolidated Statement of Comprehensive Loss Three Months Ended September 30, 2022
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$(5,031,843)	$128,030	$(4,903,813)
Comprehensive loss to MAIA Biotechnology, Inc. shareholder	$(5,079,344)	$128,030	$(4,951,314)
Statement of Changes in Condensed Consolidated Statement of Comprehensive Loss Nine Months Ended September 30, 2022
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$(12,202,149)	$128,030	$(12,074,119)
Comprehensive loss to MAIA Biotechnology, Inc. shareholder	$(12,253,795)	$128,030	$(12,125,765)
Statement of Changes in Stockholders’ Equity (Deficit), Three Months Ended September 30, 2022
Deemed dividend on ratchet shares	$(1,099,360)	$1,099,360	$—
Net loss	$(3,932,483)	$(971,330)	$(4,903,813)
Additional paid-in capital at September 30, 2022	$51,467,127	$755,625	$52,222,752
Accumulated deficit at September 30, 2022	$(39,090,204)	$(971,330)	$(40,061,534)
Total equity at September 30, 2022	$12,326,372	$(215,705)	$12,110,667
Statement of Cash Flows, Nine Months Ended September 30, 2022
Net loss, including noncontrolling interests	$(10,652,211)	$(971,330)	$(11,623,541)
Change in fair value of warrant liability	$—	$(128,030)	$(128,030)
Issuance of ratchet shares	$—	$1,099,360	$1,099,360
Net cash used in operating activities	$(9,146,390)	$0	$(9,146,390)